COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2026
Company Organization And Principal Activities
COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES

1 COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES

Diginex Limited (the “Company”) was incorporated on January 26, 2024 as an exempted company in the Cayman Islands with limited liability with its registered office at the office of Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9099, Cayman Islands and principal place of business at 25 Wilton Road, Victoria, London, SW1V 1LW, United Kingdom. The Company is a listed company under the symbol “DGNX” since January 2025 and are cross-listed on the Frankfurt Stock Exchange (Open Market) and the Tradegate Exchange under the symbol “I0Q” since February 2025. Since Diginex completed an 8:1 share consolidation on April 28, 2026 (the “Share Consolidation”), there has been technical issues that has resulted in Diginex shares not being quoted on either the Frankfurt Stock Exchange or Tradegate Exchange.

The Company is an investment holding company. Together with its subsidiaries (collectively referred to as the “Group”) The Group is a provider of ESG, sustainability and compliance solutions, with products covering ESG reporting and carbon accounting to supply chain risk, worker voice, human rights due diligence and remediation, and investor intelligence and advisory.

These consolidated financial statements are presented in US dollars (“USD”), which is the same as the functional currency of the Company.

These consolidated financial statements for the years ended March 31, 2024, 2025 and 2026 were authorized for issue by the Board of Directors on August 13, 2026. The Board of Directors has the power to amend the consolidated financial statements after issue.

1.1 Summary of significant transactions

The Group incurred the following transactions that significantly affect the financial position and performance of the Group:

●	On July 22, 2025, Rhino Ventures exercised tranche 1 of the IPO Warrants (as defined in note 18.5), with an exercise price of $5.13 per share, to purchase 2,250,000 ordinary shares of the Company. The total exercise price of US$11,542,500 has been delivered in full to the Company. On October 22, 2025, Rhino Ventures exercised tranche 2 of the IPO Warrants with an exercise price of $6.16 per share to purchase 2,250,000 ordinary shares in the Company (after taking into account the share consolidation in April 28, 2026). The total exercise price of US$13,837,500 has been delivered in full to the Company). On January 23, 2026, tranche 3 of IPO Warrants expired unexercised upon reaching their maturity date. As these warrants were originally classified as equity instruments, the associated balance within the warrant reserve has been reclassified to accumulated losses.

●	On September 8, 2025, the Company completed the distribution of a bonus shares issuance, whereby seven (7) bonus ordinary shares were issued for every one ordinary share held (the “Stock Bonus”).

●	Following the distribution, the Company’s issued and outstanding ordinary shares increased proportionately by issuing 176,706,341 ordinary shares (post Share Consolidation: 22,088,293 ordinary shares). As of September 8, 2025, the Company has 201,950,104 ordinary shares issued and outstanding (post Share Consolidation: 25,243,763 ordinary shares). The securities held by the holders of the Company’s warrants and options outstanding as of September 5, 2025, were adjusted for the Stock Bonus. The Company’s authorized share capital and the par value per ordinary share remained unchanged.

●	On October 3, 2025, the Company acquired Matter DK ApS (“Matter”), a company incorporated in Denmark which is in the business of ESG and sustainability data analytics to aid financial institutions and investors integrate responsible investing practices into their portfolios. For details, see note 27.1.

●	On January 7, 2026, the Company acquired The Remedy Project Limited (“TRP”), a business incorporated in Hong Kong, which is in the business of advising companies and governments on human rights solutions. For details, see note 27.2.

●	On January 13, 2026, the Company acquired planA.earth GmbH (“planA”), a climate technology company which is in the business of providing carbon accounting, decarbonization and ESG reporting solutions for businesses. planA’s parent entity operates in Germany and owns three wholly owned subsidiaries organized in the United Kingdom, France and Bulgaria, respectively. For details, see note 27.3.

●	On March 20, 2026, the Company extended the maturity dates of the outstanding Founder and IPO Warrants (i.e. tranches 4, 5 and 6) by two years and Founder Warrants were modified. No other terms, including exercise prices, settlement mechanisms, or the number of issuable shares of IPO Warrants were altered. For details, see notes 20 and 22.2.

1.2 Group reorganization

The Company was incorporated on January 26, 2024. On July 15, 2024, the Company completed a transaction pursuant to a share exchange agreement, whereby the then existing shareholders (the “Original Shareholders”) of Diginex Solutions (HK) Limited (“DSL”) transferred all of their shares in DSL to the Company, in consideration for the Company’s issuance of substantially the same securities to the Original Shareholders in exchange for the securities of DSL held by them (the “Share Exchange”). Prior to the Share Exchange, there were 16,756 ordinary shares of DSL issued and outstanding, 3,151 series A preferred shares of DSL issued and outstanding and 10,172 warrants of DSL (“DSL Private Warrants) issued and outstanding. In the Exchange, each of the securities of DSL were exchanged for substantially the same securities of the Company at an exchange ratio of one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of the Company (“Ordinary Shares”), one (1) series A preferred share of DSL for four hundred and ten (410) Preferred Shares of the Company (“Preferred Shares”) and one (1) DSL Private Warrant for four hundred and ten (410) warrants of the Company (“Private Warrants”). Within these consolidated financial statements, the terms “Series A Preferred Shares” and “Preferred Shares” are used interchangeably.

In connection with the Exchange, the Company and security holders of DSL consummated the following transactions (the “Ancillary Transactions”):

(i)	the Company issued $4,350,000 new Convertible Loan Notes (the “Notes”) to certain Original Shareholders in consideration for the cancellation of the then existing convertible loan notes issued by DSL and held by such Original Shareholders. The Notes automatically converted into Ordinary Shares upon the effectiveness of the Company’s registration statement on December 20, 2024;
(ii)	the Company granted certain Share Option Awards (the “Awards”) under the Diginex Limited 2024 Omnibus Incentive Plan to the holders of the unexercised share options granted by DSL (the “Original DSL Awards”), in consideration for the cancellation of the Original DSL Awards held by such holders. There was no automatic vesting of any unvested Awards upon completion of an initial public offering, the board of directors, at their discretion, do have the ability to accelerate vesting at any point; and
(iii)	the Company granted certain Private Warrants to purchase Ordinary Shares of the Company to the holders of the then existing DSL Private Warrants to purchase ordinary shares of DSL, in consideration for the cancellation of the DSL Private Warrants held by such holders.

Accordingly, upon consummation of the Share Exchange and the Ancillary Transactions (collectively the “Recapitalization”), DSL became a wholly owned subsidiary of the Company, and the Original Shareholders became shareholders of the Company. The remaining DSL security holders became security holders of the Company, in that they held the Company’s Notes, Awards and Private Warrants.

Following the Recapitalization, on July 26, 2024, the Company completed a share subdivision (the “Share Subdivision”) such that, the authorized share capital of the Company was changed from US$50,000 divided into 480,000,000 Ordinary shares of par value US$0.0001 each, 20,000,000 Preferred shares of par value US$0.0001 each to be US$50,000 divided into 960,000,000 Ordinary Shares of US$0.00005 par value each and 40,000,000 Preferred Shares of US$0.00005 par value each.

Upon completion of the Recapitalization, the Company became the holding company of the companies comprising the Group, where both the Company and DSL operated under the common control of Rhino Ventures. The Group comprising of the Company and its subsidiaries resulting from the Recapitalization is regarded as a continuing entity, accordingly, the consolidated financial performance for each of the year ended March 31, 2024 and 2025 have been prepared as if the Company had always been the holding company of the Group with the reserves being retrospectively adjusted to reflect the Recapitalization.